TRADE RECEIVABLES AND OTHER (Tables)	6 Months Ended
Jun. 30, 2021
Trade and other receivables [abstract]
Schedule of Trade Receivables and Other

	At June 30, 2021		At December 31, 2020
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade receivables - gross	—	590	—	345
Impairment	—	(4)	—	(4)
Total trade receivables - net	—	586	—	341
Income tax receivables	39	5	34	15
Other tax receivables	—	45	—	33
Contract assets	18	2	23	2
Prepaid expenses	1	21	1	6
Other	11	10	10	9
Total other receivables	69	83	68	65
Total trade receivables and other	69	669	68	406

Schedule of Contract Assets

	At June 30, 2021		At December 31, 2020
(in millions of Euros)	Non-current	Current	Non-current	Current
Unbilled tooling costs	5	—	9	—
Other	13	2	14	2
Total Contract assets	18	2	23	2

Schedule of Aging of Total Trade Receivables—Net

(in millions of Euros)	At June 30, 2021	At December 31, 2020
Not past due	577	333
1 – 30 days past due	8	7
31 – 60 days past due	1	1
61 – 90 days past due	—	—
Greater than 90 days past due	—	—
Total trade receivables - net	586	341

Schedule of Carrying Amounts of Total Trade Receivables—Net by Currency

(in millions of Euros)	At June 30, 2021	At December 31, 2020
Euro	277	143
U.S. Dollar	289	181
Swiss franc	7	6
Other currencies	13	11
Total trade receivables - net	586	341